Other Long-Term Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities

Note 5 – Other Long Term Liabilities

Other long term liabilities consisted of the following as of:

	September 30, 2011 (unaudited)	December 31, 2010
Deferred rent	$285,710	$285,153
Capital lease – less current portion	23,473	71,356

Total	$309,183	$356,509

Note 9 – Other Long-Term Liabilities

Other long-term liabilities consist of the following at December 31, 2010 and 2009:

	$1,599,625	$1,599,625
	2010	2009
Capital lease – net of current portion	$71,356	$190,867
Deferred rent	285,153	265,473

Total	$356,509	$456,340